RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at amortized cost - General (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,160,846	11,996,398
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	258,433,837	224,581,946
Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	12,381,009	9,282,734
Other accounts receivable at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	12,381,009	9,282,734
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	12,381,009	9,282,734
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | 12-month ECL
Disclosure of financial assets [line items]
Financial assets	8,204,390	5,550,505
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | Lifetime ECL | Not credit-impaired
Disclosure of financial assets [line items]
Financial assets	151,179	132,474
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | Lifetime ECL | Credit-impaired
Disclosure of financial assets [line items]
Financial assets	176,500	113,503
Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers
Disclosure of financial assets [line items]
Financial assets	7,238,645	4,719,510
Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers | 12-month ECL
Disclosure of financial assets [line items]
Financial assets	7,238,645	4,719,510
Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	7,238,645	4,719,510
Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers | Financial assets at amortised cost, category [member] | Gross carrying amount | 12-month ECL
Disclosure of financial assets [line items]
Financial assets	7,238,645	4,719,510
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others
Disclosure of financial assets [line items]
Financial assets	1,293,424	1,076,972
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | 12-month ECL
Disclosure of financial assets [line items]
Financial assets	965,745	830,995
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Lifetime ECL | Not credit-impaired
Disclosure of financial assets [line items]
Financial assets	151,179	132,474
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Lifetime ECL | Credit-impaired
Disclosure of financial assets [line items]
Financial assets	176,500	113,503
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,293,424	1,076,972
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount | 12-month ECL
Disclosure of financial assets [line items]
Financial assets	965,745	830,995
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount | Lifetime ECL | Not credit-impaired
Disclosure of financial assets [line items]
Financial assets	151,179	132,474
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount | Lifetime ECL | Credit-impaired
Disclosure of financial assets [line items]
Financial assets	176,500	113,503
Other accounts receivable, simplified approach | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,848,940	3,486,252
Other accounts receivable FVTPL | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,958,385	2,706,030
Other accounts receivable FVTPL | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 2,958,385	$ 2,706,030